Derivative financial instruments - Disclosure of hedged items in fair value hedges (Details) - Fair value hedges - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Assets
Carrying amount, hedged assets	£ 49,624	£ 49,543
Accumulated fair value hedge adjustment included in carrying amount	(2,712)	(2,585)
Accumulated fair value adjustment on items no longer in a hedge relationship	(369)	(372)
Liabilities
Carrying amount, hedged liabilities	(52,860)	(47,544)
Accumulated fair value hedge adjustment included in carrying amount	1,563	2,253
Accumulated fair value adjustment on items no longer in a hedge relationship	974	1,157
Total hedged items	(3,236)	1,999
Accumulated fair value hedge adjustment included in carrying amount, total	(1,149)	(332)
Accumulated fair value adjustment on items no longer in a hedge relationship, total	605	785
Change in fair value used as a basis to determine ineffectiveness	(593)	(399)
Hedge ineffectiveness recognised in the income statement	143	194
Hedged assets
Liabilities
Change in fair value used as a basis to determine ineffectiveness	(82)	(775)
Hedge ineffectiveness recognised in the income statement	161	202
Hedged liabilities
Liabilities
Change in fair value used as a basis to determine ineffectiveness	(511)	376
Hedge ineffectiveness recognised in the income statement	(18)	(8)
Interest rate risk | Hedged assets | Debt securities at amortised cost
Assets
Carrying amount, hedged assets	11,388	7,673
Accumulated fair value hedge adjustment included in carrying amount	27	(44)
Accumulated fair value adjustment on items no longer in a hedge relationship	(1)	8
Liabilities
Change in fair value used as a basis to determine ineffectiveness	100	50
Hedge ineffectiveness recognised in the income statement	32	66
Interest rate risk | Hedged assets | Financial assets at fair value through other comprehensive income
Assets
Carrying amount, hedged assets	27,807	29,514
Accumulated fair value hedge adjustment included in carrying amount	(1,378)	(1,162)
Accumulated fair value adjustment on items no longer in a hedge relationship	(429)	(452)
Liabilities
Change in fair value used as a basis to determine ineffectiveness	(163)	(132)
Hedge ineffectiveness recognised in the income statement	127	176
Interest rate risk | Loans and advances | Financial assets at amortised cost
Assets
Carrying amount, hedged assets	698	711
Accumulated fair value hedge adjustment included in carrying amount	(155)	(160)
Accumulated fair value adjustment on items no longer in a hedge relationship	1	(1)
Liabilities
Change in fair value used as a basis to determine ineffectiveness	4	(18)
Hedge ineffectiveness recognised in the income statement	(1)	4
Interest rate risk | Debt securities at amortised cost
Liabilities
Carrying amount, hedged liabilities	(1,333)	(1,417)
Accumulated fair value hedge adjustment included in carrying amount	1	8
Accumulated fair value adjustment on items no longer in a hedge relationship	(31)	(24)
Change in fair value used as a basis to determine ineffectiveness	5	(18)
Hedge ineffectiveness recognised in the income statement	1	2
Interest rate risk | Subordinated liabilities
Liabilities
Carrying amount, hedged liabilities	(38,611)	(37,531)
Accumulated fair value hedge adjustment included in carrying amount	1,576	2,257
Accumulated fair value adjustment on items no longer in a hedge relationship	1,006	1,182
Change in fair value used as a basis to determine ineffectiveness	(514)	398
Hedge ineffectiveness recognised in the income statement	(22)	(8)
Interest rate risk | Deposits at amortised cost from banks and customers
Liabilities
Carrying amount, hedged liabilities	(12,916)	(8,596)
Accumulated fair value hedge adjustment included in carrying amount	(14)	(12)
Accumulated fair value adjustment on items no longer in a hedge relationship	(1)	(1)
Change in fair value used as a basis to determine ineffectiveness	(2)	(4)
Hedge ineffectiveness recognised in the income statement	3	(2)
Inflation risk | Hedged assets | Debt securities at amortised cost
Assets
Carrying amount, hedged assets	8,127	8,348
Accumulated fair value hedge adjustment included in carrying amount	(1,332)	(1,342)
Accumulated fair value adjustment on items no longer in a hedge relationship	1	2
Liabilities
Change in fair value used as a basis to determine ineffectiveness	(9)	(598)
Hedge ineffectiveness recognised in the income statement	16	(29)
Inflation risk | Hedged assets | Financial assets at fair value through other comprehensive income
Assets
Carrying amount, hedged assets	1,324	2,979
Accumulated fair value hedge adjustment included in carrying amount	(62)	(96)
Accumulated fair value adjustment on items no longer in a hedge relationship	(20)	(31)
Liabilities
Change in fair value used as a basis to determine ineffectiveness	(5)	(59)
Hedge ineffectiveness recognised in the income statement	(13)	(22)
Inflation risk | Loans and advances | Financial assets at amortised cost
Assets
Carrying amount, hedged assets	280	318
Accumulated fair value hedge adjustment included in carrying amount	188	219
Accumulated fair value adjustment on items no longer in a hedge relationship	79	102
Liabilities
Change in fair value used as a basis to determine ineffectiveness	(9)	(18)
Hedge ineffectiveness recognised in the income statement	£ 0	£ 7